Statement of Changes in Partners' Equity (Deficit) (Unaudited) (USD $)	General Partners	Limited Partners	Total
BALANCE, Beginning at Dec. 31, 2011	$ (125,070)	$ 1,820,744	$ 1,695,674
Net Income Allocation	1,774	175,664	177,438
Distributions	(2,030)	(201,013)	(203,043)
Balance, Ending at Mar. 31, 2012	$ (125,326)	$ 1,795,395	$ 1,670,069